UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO
FORM N-Q
JULY 31, 2008

Legg Mason Partners Variable Money Market Portfolio

Schedule of Investments (unaudited)	July 31, 2008

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 101.4%
Bank Notes — 3.1%
$3,000,000	Bank of America N.A., 2.835% due 8/15/08 (a)	$3,000,361
	Wells Fargo Bank N.A.:
10,000,000	2.430% due 8/15/08	10,000,000
5,000,000	2.420% due 8/29/08	5,000,000

	Total Bank Notes	18,000,361

Commercial Paper — 44.1%
2,000,000	Allied Irish Banks PLC, 3.036% due 8/21/08 (a)(b)	1,996,678
	Australia & New Zealand Banking Group:
5,000,000	2.607% due 8/29/08 (a)(b)	4,989,928
3,000,000	2.748% due 9/15/08 (a)(b)	2,989,762
5,000,000	2.717% due 11/10/08 (a)(b)	4,962,406
	Bank of America Corp.:
5,000,000	2.700% due 8/8/08 (b)	4,997,394
5,000,000	2.575% due 8/11/08 (b)	4,996,444
	Bank of Ireland Governor & Co.:
5,000,000	2.505% due 8/28/08 (a)(b)	4,990,625
4,000,000	2.671% due 9/16/08 (a)(b)	3,986,404
5,214,000	2.893% due 10/22/08 (a)(b)	5,179,915
3,000,000	Bank of Nova Scotia, 2.511% due 8/11/08 (b)	2,997,917
	BNZ International Funding Ltd.:
2,000,000	2.743% due 8/5/08 (a)(b)	1,999,394
3,000,000	2.930% due 9/5/08 (a)(b)	2,991,542
5,000,000	2.689% due 10/15/08 (a)(b)	4,972,292
5,000,000	3.036% due 1/6/09 (a)(b)	4,934,386
	CBA (Delaware) Finance Inc.:
5,000,000	2.628% due 9/5/08 (b)	4,987,312
5,000,000	2.748% due 9/15/08 (b)	4,982,938
3,000,000	2.744% due 10/31/08 (b)	2,979,335
5,000,000	Credit Suisse New York, 3.046% due 1/16/09 (b)	4,930,000
	Danske Corp.:
12,000,000	2.648% - 4.629% due 8/4/08 (a)(b)	11,997,072
5,000,000	2.500% due 8/27/08 (a)(b)	4,990,990
5,000,000	Depfa Bank PLC, 2.667% due 8/29/08 (a)(b)	4,989,694
	General Electric Capital Corp.:
3,000,000	2.410% due 8/4/08 (b)	2,999,400
2,000,000	4.497% due 8/25/08 (b)	1,994,200
5,000,000	2.496% due 10/17/08 (b)	4,973,585
	ING Funding LLC:
5,500,000	2.738% due 8/1/08 (b)	5,500,000
2,000,000	2.985% due 10/24/08 (b)	1,986,280
6,000,000	2.806% due 11/12/08 (b)	5,952,277
2,000,000	3.043% due 1/9/09 (b)	1,973,211
1,050,000	Intesa Funding LLC, 2.504% due 8/11/08 (b)	1,049,271
	JPMorgan Chase:
3,000,000	2.325% due 8/11/08 (b)	2,998,067
5,000,000	2.516% due 8/12/08 (b)	4,996,181
10,000,000	2.737% due 12/2/08 (b)	9,907,750
	Kredietbank N.A.:
3,509,000	2.439% due 8/13/08 (b)	3,506,152
3,000,000	2.475% due 8/29/08 (b)	2,994,237
7,000,000	Lloyds Bank PLC, 2.485% due 8/5/08 (b)	6,998,075
5,000,000	Natixis, 2.739% due 8/14/08 (a)(b)	4,995,089
5,000,000	Nordea N.A., 2.707% due 9/26/08 (b)	4,979,078
5,000,000	Royal Bank of Scotland PLC, 2.733% due 8/21/08 (a)(b)	4,992,500
See Notes to Schedule of Investments.

Legg Mason Partners Variable Money Market Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

Commercial Paper — 44.1% (continued)
	San Paolo IMI U.S. Financial Co.:
$5,000,000	2.597% due 8/19/08 (b)	$4,993,550
4,000,000	2.668% due 8/29/08 (b)	3,991,756
	Skandinaviska Enskilda Banken:
4,000,000	2.703% due 9/12/08 (a)(b)	3,987,493
3,000,000	2.760% due 10/16/08 (a)(b)	2,982,647
5,000,000	3.150% due 12/10/08 (a)(b)	4,943,597
2,000,000	3.086% due 12/29/08 (a)(b)	1,974,667
	Societe Generale N.A.:
1,155,000	2.190% due 8/1/08 (b)	1,155,000
3,000,000	2.891% due 8/5/08 (b)	2,999,043
5,000,000	2.758% due 8/6/08 (b)	4,998,090
2,000,000	2.841% due 11/10/08 (b)	1,984,289
4,000,000	Svenska Handelsbanken NY, 2.501% due 8/4/08 (b)	3,999,170
	Swedbank:
4,000,000	2.925% due 8/18/08 (b)	3,994,503
3,000,000	2.485% due 8/28/08 (b)	2,994,420
2,000,000	2.774% due 9/2/08 (b)	1,995,093
2,000,000	2.807% due 9/9/08 (b)	1,993,977
2,000,000	2.962% due 9/18/08 (b)	1,992,160
10,000,000	Swedish Export Credit, 2.248% due 8/22/08 (b)	9,986,962
5,000,000	Toyota Motor Credit Corp., 2.775% due 10/29/08 (b)	4,966,007
3,000,000	UBS Finance Delaware LLC, 2.558% due 9/2/08 (b)	2,993,200
	UniCredito Italiano Bank (Ireland):
3,200,000	2.858% due 8/6/08 (a)(b)	3,198,733
5,000,000	2.863% due 8/26/08 (a)(b)	4,990,104
5,000,000	Westpac Banking Corp., 2.645% due 11/17/08 (a)(b)	4,960,850

	Total Commercial Paper	251,713,092

Certificates of Deposit — 48.6%
5,000,000	ABN Amro Bank NV, 3.010% due 10/24/08	5,002,333
	Allied Irish Banks:
5,000,000	2.820% due 9/12/08	5,000,000
5,000,000	2.840% due 10/9/08	5,000,000
	American Express Bank FSB:
2,000,000	2.740% due 8/12/08	2,000,000
5,000,000	2.640% due 9/22/08	5,000,000
	Banco Bilbao Vizcaya:
3,000,000	2.755% due 10/7/08	3,000,028
2,000,000	2.805% due 11/3/08	2,000,026
5,000,000	2.770% due 11/7/08	5,000,000
5,000,000	2.760% due 11/24/08	5,000,000
3,000,000	Bank of America N.A., 2.770% due 12/5/08	3,000,000
	Bank of Montreal:
3,000,000	2.760% due 10/31/08	3,000,000
2,000,000	2.910% due 12/8/08	2,000,000
10,000,000	Bank of Nova Scotia, 2.500% due 8/5/08	10,000,000
	Bank of Scotland PLC:
5,000,000	2.705% due 8/13/08	5,000,000
5,000,000	2.670% due 8/19/08	5,000,000
2,000,000	3.500% due 10/22/08	2,001,740
	Bank of Tokyo Mitsubishi:
3,000,000	2.850% due 8/6/08	3,000,000
3,000,000	2.480% due 8/8/08	3,000,000
5,000,000	2.720% due 8/12/08	5,000,000
5,000,000	2.650% due 8/29/08	5,000,000
See Notes to Schedule of Investments.

Legg Mason Partners Variable Money Market Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

Certificates of Deposit — 48.6% (continued)
	Barclays Bank PLC NY:
$3,000,000	2.750% due 8/8/08	$3,000,000
2,000,000	3.050% due 8/25/08	2,000,000
5,000,000	2.960% due 10/17/08	5,000,000
3,000,000	3.150% due 12/29/08	3,000,000
	BNP Paribas NY Branch:
3,000,000	2.700% due 8/12/08	3,000,000
2,000,000	2.700% due 10/6/08	2,000,000
3,000,000	2.960% due 10/24/08	3,000,000
5,000,000	2.740% due 11/24/08	5,000,000
3,000,000	3.060% due 1/2/09	3,000,000
	Calyon NY Branch:
5,000,000	2.500% due 8/27/08	5,000,000
5,000,000	2.900% due 10/1/08	5,000,000
5,000,000	2.790% due 10/8/08	5,000,000
	Depfa Bank PLC:
2,000,000	2.800% due 10/10/08	2,000,000
3,000,000	2.910% due 11/28/08	3,000,000
	Deutsche Bank AG NY:
10,000,000	2.720% due 8/1/08	10,000,000
3,000,000	2.400% due 8/11/08	3,000,000
	Dexia Credit Local SA:
5,000,000	2.690% due 8/7/08	5,000,073
5,000,000	2.660% due 9/3/08	5,000,000
3,000,000	2.770% due 9/10/08	3,000,000
5,000,000	Dresdner Bank AG NY, 2.500% due 8/18/08	5,000,000
	Fortis Bank NY:
2,000,000	2.480% due 8/4/08	2,000,000
7,000,000	2.700% due 9/3/08	7,000,000
3,000,000	2.680% due 9/4/08	2,999,943
10,000,000	HSBC Bank USA, 2.760% due 11/17/08	10,000,000
5,000,000	Istituto Bancario SA, 2.800% due 11/24/08	5,000,000
3,000,000	KBC Bank N.V., 2.660% due 9/8/08	3,000,032
5,000,000	Lloyds Bank PLC, 2.510% due 8/4/08	5,000,004
	Natixis:
3,000,000	2.850% due 8/4/08	3,000,002
3,000,000	3.000% due 8/4/08	3,000,000
2,000,000	Nordea Bank Finland NY, 4.700% due 10/24/08	2,000,647
	Rabobank Nederland NY:
10,000,000	2.480% due 8/11/08	10,000,000
3,000,000	2.540% due 8/22/08	2,999,893
	Royal Bank of Canada NY:
5,000,000	2.900% due 8/1/08	5,000,000
1,000,000	2.970% due 8/25/08	1,000,065
3,000,000	2.600% due 9/3/08	3,000,000
3,000,000	2.410% due 9/19/08	3,000,000
4,000,000	2.730% due 9/30/08	4,000,000
5,000,000	Royal Bank of Scotland NY, 3.020% due 10/28/08	5,000,000
	Societe Generale NY:
3,000,000	2.720% due 9/8/08	3,000,000
2,000,000	2.820% due 10/27/08	2,000,000
	Svenska Handelsbanken NY:
3,000,000	2.600% due 8/21/08	3,000,000
5,000,000	3.080% due 12/30/08	5,000,000
	Toronto Dominion Bank NY:
See Notes to Schedule of Investments.

Legg Mason Partners Variable Money Market Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

Certificates of Deposit — 48.6% (continued)
$2,000,000	2.750% due 8/11/08	$2,000,153
2,000,000	2.680% due 8/18/08	2,000,000
5,000,000	2.600% due 8/29/08	5,000,000
2,000,000	2.860% due 9/8/08	2,000,000
5,000,000	2.760% due 11/6/08	5,000,000
2,000,000	3.060% due 1/5/09	2,000,000
1,000,000	UBS AG Stamford CT, 5.030% due 9/15/08	1,000,000
	UniCredito Italiano SpA NY:
3,000,000	2.750% due 9/10/08	3,000,033
1,000,000	4.720% due 9/15/08	1,000,012
1,500,000	Wachovia Bank N.A., 4.500% due 12/1/08	1,500,000

	Total Certificates of Deposit	277,504,984

Certificates of Deposit (Euro) — 1.4%
	Banco Santander:
3,000,000	2.960% due 8/13/08	3,000,010
5,000,000	3.000% due 10/23/08	5,000,000

	Total Certificates of Deposit (Euro)	8,000,010

Time Deposits — 0.7%
2,000,000	Calyon Grand Cayman, 2.210% due 8/1/08	2,000,000
2,000,000	RBS Finance, 2.200% due 8/1/08	2,000,000

	Total Time Deposits	4,000,000

U.S. Government Agencies — 3.5%
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
5,000,000	2.566% due 10/14/08 (b)	4,973,792
5,000,000	2.610% due 12/29/08 (b)	4,946,333
	Federal National Mortgage Association (FNMA), Discount Notes:
5,000,000	2.513% due 10/1/08 (b)	4,978,820
5,000,000	2.686% due 1/28/09 (b)	4,933,750

	Total U.S. Government Agencies	19,832,695

	TOTAL INVESTMENTS — 101.4% (Cost — $579,051,142#)	579,051,142
	Liabilities in Excess of Other Assets — (1.4)%	(7,950,569)

	TOTAL NET ASSETS — 100.0%	$571,100,573

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Money Market Portfolio (the “Portfolio”) is a separate investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by separate accounts of participating life insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
(b) Credit and Market Risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.
The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Portfolio. As of the date of this report, the Portfolio continued to meet the requirements of Rule 2a-7 that permit the Portfolio to utilize amortized cost to value its securities.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Recent Accounting Pronouncements
On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.
***
In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust
By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 29, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 29, 2008

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer
Date: September 29, 2008